Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment
15.
Property, plant and equipment

	Land	Production facilities	Leasehold improvements	Equipment	Construction in progress (“CIP”)	Total
Cost
Balance at December 31, 2021	12,388	153,332	3,899	32,777	6,103	208,499
Acquisitions (note 5(a), note 5(b))	130	4,528	64,059	44,263	2,369	115,349
Additions	57	256	3,465	5,907	982	10,667
Dispositions	(611)	(3,882)	(609)	(4,025)	—	(9,127)
Balance at December 31, 2022	11,964	154,234	70,814	78,922	9,454	325,388
Acquisitions (note 5(c), note 5(d))	8,661	24,330	3,660	17,518	—	54,169
Additions	—	—	2,739	5,609	102	8,450
Transfers from CIP	—	882	—	—	(882)	—
Dispositions	—	38	(314)	(2,885)	—	(3,161)
Balance at December 31, 2023	20,625	179,484	76,899	99,164	8,674	384,846

Accumulated depreciation and impairment
Balance at December 31, 2021	—	131,867	411	13,928	5,821	152,027
Depreciation	—	1,464	7,131	11,278	—	19,873
Impairment	—	—	7,794	7,415	—	15,209
Dispositions	—	(1,324)	(610)	(3,196)	—	(5,130)
Balance at December 31, 2022	—	132,007	15,369	28,782	5,821	181,979
Depreciation	—	2,526	11,675	15,796	—	29,997
Impairment	—	10,825	1,697	8,924	—	21,446
Dispositions	—	62	(293)	(1,261)	—	(1,492)
Balance at December 31, 2023	—	145,420	28,448	52,241	5,821	231,930

Net book value
Balance at December 31, 2022	11,964	22,227	55,445	50,140	3,633	143,409
Balance at December 31, 2023	20,625	34,064	48,451	46,923	2,853	152,916

During the year ended December 31, 2023, depreciation expense of $4.7 million was capitalized to biological assets and inventory (year ended December 31, 2022 – $6.4 million).

During the year ended December 31, 2023, the Company determined that indicators of impairment existed relating to certain idle machinery and equipment. The estimated recoverable amount of the assets was determined to be nil and an impairment of $3.0 million was recorded. The impairment was recognized in the Company’s cannabis operations reporting segment.

In October 2023, management decided to close the Olds facility and consolidate all cultivation activities at its Atholville facility. This resulted in an indicator of impairment and a test for impairment was performed by comparing the estimated recoverable amount to the carrying value of the assets, using its fair value less costs of disposal. Based on the analysis, the Company recognized an impairment loss of $15.6 million, as the estimated recoverable amount of $18.7 million was lower than the respective carrying amount. The impairment was recognized in the cannabis operations reporting segment. The fair value measurement is categorized within Level 2 of the fair value hierarchy and the valuation technique was based on a market comparison for comparable assets. Subsequent to December 31, 2023, the Olds facility was classified as held for sale.

During the year ended December 31, 2023, the Company determined that indicators of impairment existed relating to certain retail stores due to underperforming store level operating results. For impairment testing of retail property, plant and equipment and right of use assets, the Company determined that a CGU was defined as each individual retail store. The Company completed impairment tests for each CGU determined to have an indicator of potential impairment using a discounted cash flow model. The recoverable amounts for each CGU were based on the higher of its estimated value in use and fair value less costs of disposal using Level 3 inputs. The significant assumptions applied in the impairment test are described below:

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Cash flows: Projected future sales and earnings for cash flows are based on actual operating results and operating budgets. Management determined forecasted growth rates of sales based on past performance, expectations of future performance for each location and industry averages. Expenditures were based upon a combination of historical percentages of revenue, sales growth rates, forecasted inflation rates and contractual lease payments. The duration of the cash flow projections for individual CGUs varies based on the remaining lease term of the CGU.
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Discount rate: A pre-tax discount rate of 12.0% was estimated and is based on market assessments of the time value of money and CGU specific risks. To determine a pre-tax discount rate, a weighted average cost of capital was used as a reference point which is based on market capital structure of debt, risk-free rate, equity risk premium, beta adjustment to the equity risk premium based on a review of betas of comparable publicly traded companies, the Company’s historical data, an unsystematic risk premium and after-tax cost of debt based on corporate bond yields.

As at December 31, 2023, the Company recorded impairment losses of property, plant and equipment of $2.8 million (2022 – $12.8 million) ($1.7 million in leasehold improvements and $1.1 million in equipment) with $2.4 million (2022 – $5.3 million) in the cannabis retail reporting segment and $0.4 million (2022 – $7.5 million) in the liquor retail reporting segment. The Company also recorded impairment losses of right of use assets (note 14).

During the year ended December 31, 2022, proceeds of $3.5 million were received for the disposition of the Company’s Merritt facility and a gain on disposal of $0.5 million was recognized. At December 31, 2021, the Merritt facility was classified as assets held for sale.

During the year ended December 31, 2022, proceeds of $3.9 million were received for the disposition of the Company’s Rocky View facility and no gain on disposal was recognized.

During the year ended December 31, 2022, the Company determined that indicators of impairment existed relating to idle machinery and equipment. The estimated recoverable amount of the assets was determined to be nil and an impairment of $2.4 million was recorded. The impairment was recognized in the Company’s cannabis operations reporting segment.